Class A, C, I, Y Prospectus | Dreyfus Strategic Value Fund
Fund Summary
Investment Objective
The fund seeks capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the Dreyfus Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 8 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, C, I, Y Prospectus - Dreyfus Strategic Value Fund	Dreyfus Strategic Value Fund - Class A		Dreyfus Strategic Value Fund - Class C	Dreyfus Strategic Value Fund - Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C, I, Y Prospectus - Dreyfus Strategic Value Fund		Dreyfus Strategic Value Fund - Class A	Dreyfus Strategic Value Fund - Class C	Dreyfus Strategic Value Fund - Class I	Class Y
Management fees	[1]	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) fees		none	0.75%	none	none
Other expenses (including shareholder services fees)		0.36%	0.38%	0.13%	0.04%
Total annual fund operating expenses		0.96%	1.73%	0.73%	0.64%
Fee waiver and/or expense reimbursement	[2]	(0.03%)	(0.05%)	(0.05%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.93%	1.68%	0.68%	0.64%
[1]	Restated to reflect current management fee.
[2]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until December 31, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund so that the total annual fund operating expenses of Class A, C, I and Y shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .68%. On or after December 31, 2018, The Dreyfus Corporation may terminate this expense limitation at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class A, C, I, Y Prospectus - Dreyfus Strategic Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Dreyfus Strategic Value Fund - Class A	664	860	1,073	1,683
Dreyfus Strategic Value Fund - Class C	271	540	934	2,037
Dreyfus Strategic Value Fund - Class I	69	228	401	902
Class Y	65	205	357	798

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Class A, C, I, Y Prospectus - Dreyfus Strategic Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Dreyfus Strategic Value Fund - Class A	664	860	1,073	1,683
Dreyfus Strategic Value Fund - Class C	171	540	934	2,037
Dreyfus Strategic Value Fund - Class I	69	228	401	902
Class Y	65	205	357	798

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 96.39% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund may invest up to 30% of its assets in foreign securities. The fund's portfolio managers identify potential investments through extensive quantitative and fundamental research. The fund will focus on individual stock selection (a "bottom-up" approach), emphasizing three key factors: value, sound business fundamentals and positive business momentum.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

• Value stock risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

• Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Best Quarter Q2, 2009: 17.47% Worst Quarter Q3, 2011: -22.16%

The year-to-date total return of the fund's Class A shares as of September 30, 2017 was 6.81%.
Average Annual Total Returns (as of 12/31/16)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

For the fund's Class Y shares, periods prior to the inception date reflect the performance of the fund's Class A shares, not reflecting the applicable sales charges for Class A shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same expenses.

Average Annual Returns - Class A, C, I, Y Prospectus - Dreyfus Strategic Value Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Dreyfus Strategic Value Fund - Class A	11.47%	14.33%	5.94%
Dreyfus Strategic Value Fund - Class C	16.40%	14.82%	5.78%
Dreyfus Strategic Value Fund - Class I	18.58%	15.98%	6.81%
Class Y	18.55%	15.94%	6.69%	Jul. 01, 2013
After Taxes on Distributions | Dreyfus Strategic Value Fund - Class A	10.76%	12.47%	4.91%
After Taxes on Distributions and Sale of Fund Shares | Dreyfus Strategic Value Fund - Class A	7.07%	11.26%	4.62%
Russell 1000® Value Index reflects no deductions for fees, expenses or taxes	17.34%	14.80%	5.72%